Short Term Borrowings and Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Short-Term Borrowings [Abstract]
Current maturities of loans assumed through the purchase of land and buildings	$ (8)	$ (7)
Other short-term borrowings	13	12
Number of unsecured backup syndicated lines of credit	2
Long-Term Debt [Abstract]
Total Long-term Debt including Current Maturities	2,404	2,396
Less current maturities	8	7
Total-long term debt	2,396	2,389
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,100
Other Short-Term Debt [Member]
Short-Term Borrowings [Abstract]
Other short-term borrowings	5	5
Assumed Loans [Member] | Loans Payable [Member]
Short-Term Borrowings [Abstract]
Current maturities of loans assumed through the purchase of land and buildings	8	7
Long-Term Debt [Abstract]
Loans assumed through the purchase of land and buildings	54	53
Less current maturities	(8)	(7)
Notes Due 2013 [Member]
Long-Term Debt [Abstract]
Stated interest rate (in hundredths)	4.875%
Notes Due 2013 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	1,339	1,348
Issuance date of note	July 17, 2008,
Maturity date of note	Aug. 01, 2011
Face amount of notes issued	1,300
Interest payment frequency	semiannually
Date of first interest payment	Feb. 01, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	30
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	9
Underwriting fees included in total issuance costs	8
Fair value of the notes	1,403	1,446
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices.
Notes Due 2019 [Member]
Long-Term Debt [Abstract]
Stated interest rate (in hundredths)	5.25%
Notes Due 2019 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	1,011	995
Issuance date of note	January 13, 2009
Maturity date of note	Jan. 15, 2019
Face amount of notes issued	1,000
Interest payment frequency	semiannually
Date of first interest payment	Jul. 15, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	45
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	8
Underwriting fees included in total issuance costs	7
Fair value of the notes	1,173	1,167
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices.
Syndicated Line of Credit Expiring 2015 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500
Expiration date	July 20, 2015
Maximum letter of credit amount allowed for issuance to reduce the amount available for borrowing	250
Covenant terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2011, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	0
Syndicated Line of Credit Expiring 2012 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 600
Expiration date	August 13, 2012
Covenant terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2011, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	0